Basic and Diluted Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share Attributable to Common Stockholders - USD ($)		3 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Earnings Per Share Attributable to Common Stockholders [Abstract]
Net (loss) income – basic EPS		$ (2,266,789)		$ (546,831)		$ (3,430,642)	$ 58,191
Interest expenses incurred on the convertible note						264,445	3,500
Net (loss) income – diluted EPS		$ (2,266,789)		$ (546,831)		$ (3,166,197)	$ 61,691
Basic weighted average shares outstanding		3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,000,000
Dilutive effect of convertible note	[3]						1,648
Diluted weighted average number of shares outstanding		3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,001,648
Basic (loss) earnings per share		$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06
Diluted (loss) earnings per share		$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06

[1]	As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The Earnout Shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested.
[2]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.
[3]	There are 208,932 shares of Common Stock that is potentially convertible from the convertible notes that was excluded from the computation of diluted EPS for the period presented because it has anti-dilutive effect as the company had a net loss during the year ended June 30, 2024.